Share capital, stock options and other stock-based plans - Aggregate intrinsic values (Details) - Share units - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding	$ 1,546	$ 2,693	$ 3,283
Exercisable	0	0	0
Exercised	$ 200	$ 555	$ 386